Note 9 - Convertible Notes Payable: Schedule of convertible notes payable (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of convertible notes payable

	February 28,	August 31,
	2015	2014
Convertible note payable bearing interest at 10.0% per annum, originated April 23, 2012, original maturity date of April 23, 2017. The note is convertible into common shares of the Company at $1.00 per share.	$550,000	$550,000

Convertible note payable bearing interest at 9.0% per annum, originated July 25, 2013, original maturity date of July 25, 2018. The note is convertible into common shares of the Company at $1.50 per share.	50,000	50,000

Convertible note payable bearing interest at the market interest rate plus 6.4% per annum, originated May 1, 2012, original maturity date of May 1, 2015. The note is convertible into common shares of the Company at $0.30 per share.	300,000	300,000

Convertible note payable bearing interest at 12.0% per annum, originated February 17, 2015, maturity date of February 16, 2016. The note is convertible upon the occurrence and continuance of an event of default for a 15 day period at 85 percent of the lowest average daily volume weighted average price of the Company’s common shares during the five trading days immediately prior to the date of conversion.	1,000,000	1,000,000

Total convertible notes payable	$1,850,000	$850,000
Less: current portion	(1,300,000)	(300,000)
Long-term convertible notes payable	$550,000	$550,000